Segmented Information - Schedule of Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Sales	$ 861,332	$ 794,012
Cost of sales, excluding depletion	258,559	245,794
Depletion	256,826	252,287
Gross margin	345,947	295,931
Impairment charges	165,912
Net earnings	86,138	427,115
Cash Flow From Operations	501,620	477,413
Total Assets	6,278,007	6,470,046
General and administrative material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(54,507)	(51,650)
Cash Flow From Operations	(46,292)	(29,564)
Finance costs material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(48,730)	(41,187)
Cash Flow From Operations	(44,733)	(40,363)
Other material reconciling Items [member]
Disclosure of operating segments [line items]
Net earnings	274	(5,826)
Cash Flow From Operations	(2,191)	1,458
Income tax recovery material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	9,066
Cash Flow From Operations	(5,380)
Aggregate material reconciling items [member]
Disclosure of operating segments [line items]
Net earnings	(93,897)	131,184
Cash Flow From Operations	(98,596)	(69,429)
Total Assets	543,901	313,207
Gain on disposal of the san dimas spa [member]
Disclosure of operating segments [line items]
Net earnings		245,715
Income tax expense material reconciling items[member]
Disclosure of operating segments [line items]
Net earnings		(15,868)
Cash Flow From Operations		(960)
Gold interests [member]
Disclosure of operating segments [line items]
Sales	541,045	441,193
Cost of sales, excluding depletion	163,997	142,728
Depletion	158,816	146,319
Gross margin	218,232
Net earnings	218,232	152,146
Cash Flow From Operations	377,523	297,016
Total Assets	3,497,235	3,656,056
Gold interests [member] | Sudbury [member]
Disclosure of operating segments [line items]
Sales	38,234	21,785
Cost of sales, excluding depletion	10,946	6,804
Depletion	22,420	13,525
Gross margin	4,868
Net earnings	4,868	1,456
Cash Flow From Operations	27,385	14,959
Total Assets	344,043	366,463
Gold interests [member] | Salobo [member]
Disclosure of operating segments [line items]
Sales	365,448	336,474
Cost of sales, excluding depletion	106,282	106,347
Depletion	100,803	102,672
Gross margin	158,363
Net earnings	158,363	127,455
Cash Flow From Operations	259,166	230,126
Total Assets	2,605,257	2,706,060
Gold interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	27,613	15,259
Cost of sales, excluding depletion	7,945	4,818
Depletion	7,141	4,504
Gross margin	12,527
Net earnings	12,527	5,937
Cash Flow From Operations	19,668	10,441
Total Assets	110,406	117,547
Gold interests [member] | Other gold interests [member]
Disclosure of operating segments [line items]
Sales	29,919	33,955
Cost of sales, excluding depletion	8,736	10,367
Depletion	8,191	10,459
Gross margin	12,992
Net earnings	12,992	13,129
Cash Flow From Operations	21,561	22,162
Total Assets	13,168	21,359
Gold interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales	62,528	26,943
Cost of sales, excluding depletion	26,994	13,177
Depletion	13,828	12,234
Gross margin	21,706
Net earnings	21,706	1,532
Cash Flow From Operations	35,534	13,766
Total Assets	194,367	208,195
Gold interests [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	17,303	6,777
Cost of sales, excluding depletion	3,094	1,215
Depletion	6,433	2,925
Gross margin	7,776
Net earnings	7,776	2,637
Cash Flow From Operations	14,209	5,562
Total Assets	229,994	236,432
Silver interests [member]
Disclosure of operating segments [line items]
Sales	288,401	343,579
Cost of sales, excluding depletion	88,906	101,410
Depletion	88,291	101,935
Gross margin	111,204
Net earnings	111,204	140,234
Cash Flow From Operations	196,463	242,242
Total Assets	1,759,392	1,847,668
Silver interests [member] | Constancia [member]
Disclosure of operating segments [line items]
Sales	38,895	34,082
Cost of sales, excluding depletion	14,258	12,863
Depletion	18,044	15,572
Gross margin	6,593
Net earnings	6,593	5,647
Cash Flow From Operations	24,637	21,219
Total Assets	228,187	246,231
Silver interests [member] | San Dimas [member]
Disclosure of operating segments [line items]
Sales		40,594
Cost of sales, excluding depletion		10,549
Depletion		3,575
Net earnings		26,470
Cash Flow From Operations		30,045
Silver interests [member] | Penasquito [member]
Disclosure of operating segments [line items]
Sales	74,578	77,691
Cost of sales, excluding depletion	19,267	20,501
Depletion	14,020	14,528
Gross margin	41,291
Net earnings	41,291	42,662
Cash Flow From Operations	55,310	57,190
Total Assets	374,702	388,722
Silver interests [member] | Antamina [member]
Disclosure of operating segments [line items]
Sales	76,328	86,408
Cost of sales, excluding depletion	15,322	17,265
Depletion	41,267	47,561
Gross margin	19,739
Net earnings	19,739	21,582
Cash Flow From Operations	61,007	69,143
Total Assets	668,810	710,077
Silver interests [member] | Other silver interests [member]
Disclosure of operating segments [line items]
Sales	98,600	104,804
Cost of sales, excluding depletion	40,059	40,232
Depletion	14,960	20,699
Gross margin	43,581
Net earnings	43,581	43,873
Cash Flow From Operations	55,509	64,645
Total Assets	487,693	502,638
Mineral Stream Interests [member]
Disclosure of operating segments [line items]
Sales	861,332	794,012
Cost of sales, excluding depletion	258,559	245,794
Depletion	256,826	252,287
Gross margin	345,947
Impairment charges	165,912
Net earnings	180,035	295,931
Cash Flow From Operations	600,216	546,842
Total Assets	5,734,106	6,156,839
Palladium interest [member] | Stillwater [member]
Disclosure of operating segments [line items]
Sales	31,886	9,240
Cost of sales, excluding depletion	5,656	1,656
Depletion	9,719	4,033
Gross margin	16,511
Net earnings	16,511	3,551
Cash Flow From Operations	26,230	7,584
Total Assets	249,969	259,693
Cobalt Interests [member] | Voisey's Bay [member]
Disclosure of operating segments [line items]
Impairment charges	165,912
Net earnings	(165,912)
Total Assets	$ 227,510	$ 393,422